CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Revenues	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
General and administrative expenses	1,838,057	516,932	20,606,293	2,623,920	3,046,187	1,283,594
Total operating expenses	1,838,057	516,932	20,606,293	2,623,920
Operating loss	(1,838,057)	(516,932)	(20,606,293)	(2,623,920)
Unrealized gain (loss) on warrant derivative liabilities	1,186,483	0	(2,201,531)	0
Net loss	$ (651,574)	$ (516,932)	$ (22,807,824)	$ (2,623,920)	$ (3,046,187)	$ (1,283,594)
Loss per common share - basic and diluted (in dollars per share)	$ (0.03)	$ (0.03)	$ (1.00)	$ (0.14)	$ (0.16)	$ (0.11)
Weighted average number of common shares outstanding - basic and diluted (in shares)	24,332,098	18,558,038	22,821,543	18,274,808	18,922,418	11,263,651